Loans and borrowings	6 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Loans and borrowings
14.	LOANS AND BORROWINGS

Current

	Effective interest rate and final maturity	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Short-term loans and borrowings
– General loans****	0.95% to LIBOR+0.65% per annum with maturity within one year	4,803	4,760

		4,803	4,760

Loans and borrowings due within one year
– For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	223	223
– Notes*		12,360	2,059

		12,583	2,282

		17,386	7,042

Non-current

	Effective interest rate and final maturity	30 June 2019 (Unaudited)	31 December 2018 (Audited)

For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through 2021	194	305
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity from 2021 to 2029	2,072	1,618
Notes*		120,400	130,556

		122,666	132,479

*	The detail of notes are as follows:

			Outstanding Principal Amount
Issued by	Maturity	Coupon Rate	30 June 2019 (Unaudited) USD million	31 December 2018 (Audited) USD million
CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Finance (2014) ULC	Due in 2024	4.250%	2,250	2,250
CNOOC Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Due in 2019	6.2%	300	300
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	450
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	1,000

All the notes issued mentioned above were fully and unconditionally guaranteed by the Company.

**

In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated 29 October 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of US$135,163,308.28.

***

In connection with the financing for the third LNG process train of Tangguh LNG Project in Indonesia, the Company delivered two guarantees dated 3 August 2016, in favor of Mizuho Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks and Indonesian local commercial banks under two commercial loan agreements with aggregate loan amount of US$2,145 million. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreements and is subject to an aggregate maximum cap of approximately US$573 million.

****	As at 30 June 2019, US$5 million of the bank loans (31 December 2018: nil) was guaranteed by the Company.

As at 30 June 2019, US$694 million shareholder loans (31 December 2018: US$694 million) of the Group were included in general loans. For details please refer to note 17(v).

There was no default of principal, interest or redemption terms of the loans and borrowings during the period.